Statement of Changes in Shareholder's Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Recapitalization Costs	$ 15,943
Issuance Costs	8,123
Debt finance issuance costs	384
Deferred tax liabilities	3,999
Net of Sponsor Shares	$ 683